Listing expenses (Tables)	12 Months Ended
Dec. 31, 2025
Listing Expenses
Schedule of listing expenses

		May 14, 2025
		(In thousands of Korean won)
Listing expenses
Fair value of shares issued	₩	15,285,412
Fair Value of Identifiable Net Assets		(9,789,813)
Reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment	₩	25,075,225

Schedule of listing expenses net assets acquired and liabilities

		May 14, 2025
		KWM
		(In thousands of Korean won)
- Asset
Cash and cash equivalents		62,655
Others		15,334
Subtotal	₩	77,989
- Liabilities
Trade payables and other financial liabilities		4,661,188
Derivative liabilities		488,693
Warrants		1,241,231
Borrowings		3,017,994
Others		458,696
Subtotal	₩	9,867,802
Fair Value of Identifiable Net Assets	₩	(9,789,813)

Schedule of listing expenses identifiable net assets acquired and liabilities

		Nov 30, 2025
		Playverse
		(In thousands of Korean won)
- Asset	₩
Cash and cash equivalents		146
Financial assets and others		8,363
Subtotal	₩	8,509
- Liabilities
Subtotal		-
Fair Value of Identifiable Net Assets		8,509